RELATED PARTY DEBT AND TRANSACTIONS	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jul. 31, 2018	Oct. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY DEBT AND TRANSACTIONS

NOTE 6 – RELATED PARTY DEBT AND TRANSACTIONS

Related party debt, in the amount of $24,387 at October 31, 2016 (Predecessor) consisted of unsecured non–interest bearing and due on demand working capital advances from a related party – Taylor Brothers Distributing, Inc. (a Company with common officers and directors) During the eight months ended October 31, 2017, Bare Metal (Successor) purchased $7,602 worth of inventory from Taylor Brothers Distributing.

The related party payable, in the amount of $1,924, Taylor Brothers Holdings, (Predecessor) resulted from the acquisition of supplies and products from two related companies. A total of $1,760 owing to Taylor Brothers Distributing, Inc. was repaid in two instalments on November 11 and November 16, 2016. The remaining total, of $164, was repaid to a Taylor Brothers, Inc. a franchisee on November 14, 2016.

We have entered into an agreement with Taylor Brothers Inc. (a Company with common officers and directors) to use their offices. The rent will be $5,000 per month, when Bare Metal Standard completes required funding to support ongoing operations.

NOTE 6 – RELATED PARTY DEBT AND TRANSACTIONS

On July 10, 2018 the Company borrowed $5,000 from a related party. The note is unsecured, bears interest at 7%, and is repayable by 36 equal monthly payments of $154 principal and interest. On July 31, 2018 the balance was reduced by $125.

NOTE 4 – RELATED PARTY TRANSACTIONS

During November 2015, the Company CEO loaned the Company $50 as an unsecured open line of credit which was unpaid at January 31, 2016 and was forgiven by the CEO during the period ended October 31, 2016, and considered a capital contribution.